NOTES PAYABLE	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 7    NOTES PAYABLE

The Company purchased certain machinery and equipment under two note payable agreements which consist of the following as of December 31, 2015 and 2014:

	December 31,
	2015	2014
Note payable, 15.2% interest, monthly payments of $1,328, due February 6, 2016, secured by equipment	$2,607	$16,938
Note payable, 10.0% interest, monthly payments of $3,161, due January 1, 2016, secured by equipment	3,086	38,749

Total notes payable	5,693	55,687
Less: current portion of notes payable	(5,693)	(49,994)

Long term portion of notes payable	$—	$5,693